Segment Information - Reconciliation of Segments Operating Income to Consolidated Income (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Operating income	$ 7,709	$ 7,349
Other components of net periodic benefit charges	(203)	(208)
Acquisition and integration related charges	0	(107)
Equity in losses of unconsolidated businesses	(6)	(19)
Other income (expense), net	295	(75)
Interest expense	(1,210)	(1,201)
Income Before Provision For Income Taxes	6,788	6,054
Operating Segments
Segment Reporting Information [Line Items]
Operating income	8,298	8,049
Corporate and other
Segment Reporting Information [Line Items]
Operating income	$ (386)	$ (385)